Other Receivables and Prepayments (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Other Receivables and Prepayments [Abstract]
Advances to employees	$ 117,983	$ 6,604
Advance to service providers	35,984	2,299
Deposits for leases due within one operating period	12,167	22,030
Prepayments and prepaid expenses	574,992	59,480
Interest receivables	116,562
Other receivables	375,737
Total	$ 1,233,425	$ 90,413